Long-Term Debt, $11.0 Million Alpha Bank Financing (Details)			3 Months Ended	12 Months Ended
	Dec. 06, 2019 USD ($)	Nov. 22, 2019 USD ($) Subsidiary	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) Installment	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)
Long-Term Debt [Abstract]
Repayment of loan			$ 0	$ 2,050,000	$ 0	$ 0
$11.0 Million Alpha Bank Facility [Member]
Long-Term Debt [Abstract]
Number of wholly-owned subsidiaries | Subsidiary		2
Face amount		$ 11,000,000		$ 11,000,000	11,000,000
Term of loan				5 years
Number of payment installments | Installment				20
Frequency of periodic payment				Quarterly
Installment payment				$ 400,000
Maturity date				Dec. 02, 2024
Minimum liquidity deposit per vessel				$ 250,000
$7.5 Million Bridge Loan [Member]
Long-Term Debt [Abstract]
Face amount	$ 7,500,000				$ 7,500,000
Repayment of loan	$ 7,500,000